OTHER COMMITMENTS AND CONTINGENCIES (Details) £ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2015 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 vessel	Dec. 31, 2019 tax_lease	Dec. 31, 2018 USD ($) vessel
Loss Contingencies
Debt instrument, collateral amount		$ 1,464,438,000				$ 1,517,297,000
Number of tax leases				1	1	1
Accrued gain or loss on terminated contracts		1,200,000				$ 2,100,000
Indonesia | NR Satu Related Claim | Foreign Tax Authority
Loss Contingencies
Range of exposure	$ 24,000,000.0
Indonesia | Land And Building Tax Assessments | Foreign Tax Authority
Loss Contingencies
Loss contingency, estimate of possible loss		3,500,000
Minimum
Loss Contingencies
Range of exposure		0
Maximum
Loss Contingencies
Range of exposure		32,000,000.0	£ 24.0
Vessels
Loss Contingencies
Debt instrument, collateral amount		1,350,301,000				1,517,297,000
Net Investment in Lease Vessel
Loss Contingencies
Debt instrument, collateral amount		$ 114,137,000				$ 0